Product Warranty and Recall Campaigns (Tables)	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Guarantees and Product Warranties [Abstract]
Summary of Warranty and Recall Liability
Changes in the Company’s warranty and recall liability were as follows (in thousands):

	Nine Months Ended
	September 25, 2022	September 26, 2021
Balance, beginning of period	$1,095	$778
Warranties issued during the period	638	413
Settlements made during the period	(588)	(739)
Currency translation adjustments	(77)	(3)
Recalls and changes to pre-existing warranty liabilities	188	592

Balance, end of period	$1,256	$1,041

Changes in the Company’s warranty and recall liability were as follows as of December 31, (in thousands):

	2021	2020	2019
Balance, beginning of period	$778	$262	$—
Warranties issued during the period	575	667	305
Settlements made during the period	(933)	(615)	(43)
Currency Translation Adjustments	(1)	12	—
Provision for recalls and changes to pre-existing warranty liabilities	676	452	—

Balance, end of period	$1,095	$778	$262